Dechert LLP
1900 K Street, N.W.
Washington, DC 20006-1110
+1 202 261 3300 Main
+1 202 261 3333 Fax
Adam Teufel
Partner
adam.teufel@dechert.com
+1 202 261 3464 Direct
+1 202 261 3164 Fax

September 11, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:  PIMCO ETF Trust (the “Trust” or “Registrant”)

(File Nos. 333-155395 and 811-22250)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 492 (“PEA 492”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 494 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 492 is being filed to register shares of PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund, a new series of the Trust. PEA 492 does not affect the currently effective prospectuses and Statement of Additional Information for other series of the Trust’s shares not included herein.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

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